UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0525

Seligman Income and Growth Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 3/31/07

FORM N-Q

ITEM 1.	SCHEDULE OF INVESTMENTS.

Seligman Income and Growth Fund, Inc.

Schedule of Investments (unaudited)
March 31, 2007

	Shares, Warrants, Principal Amount or Shares Subject to Call/Put		Value
Common Stocks and Warrants 58.7%
Aerospace and Defense 1.7%
Boeing	7,600	shs.	$675,716
General Dynamics	1,500		114,600
Honeywell International	14,600		672,476
			1,462,792
Biotechnology 1.1%
Ligand Pharmaceuticals (Class B)*	31,600		318,528
MedImmune*	8,500		309,315
Pharmion*	12,927		339,851
			967,694
Capital Markets 1.0%
Goldman Sachs Group	1,700		351,271
Merrill Lynch	5,900		481,853
			833,124
Chemicals 1.2%
E. I. du Pont de Nemours	7,800		385,554
Scotts Miracle-Gro	15,000		660,450
			1,046,004
Commercial Banks 2.3%
Huntington Bancshares	20,300		443,555
Wachovia	27,380		1,507,269
			1,950,824
Commercial Services and Supplies 0.8%
Waste Management	20,200		695,082

Communications Equipment 3.9%
Alcatel-Lucent (ADR)	64,270		759,671
Alcatel-Lucent* (exercise price of $2.75, expiring 12/17/2007)	615,414	wts.	61,541
Comverse Technology*	57,100	shs.	1,223,368
Motorola	37,200		657,324
QUALCOMM	14,900		635,634
			3,337,538
Computers and Peripherals 2.5%
Apple*	4,000		371,640
Hewlett-Packard	13,400		537,876
Palm*	29,700		538,461
SanDisk*	4,400		192,720
Seagate Technology	21,600		503,280
			2,143,977
Consumer Finance 1.9%
American Express	5,300		298,920
Capital One Financial	17,959		1,355,186
			1,654,106
Containers and Packaging 1.5%
Packaging Corp. of America	26,900		656,360
Smurfit-Stone Container*	60,400		680,104
			1,336,464
Diversified Consumer Services 1.0%
Apollo Group (Class A)*	19,100		838,490

Diversified Financial Services 4.8%
Bank of America	35,720		1,822,434
Citigroup	15,678		804,909
JPMorgan Chase	30,540		1,477,525
			4,104,868
Diversified Telecommunication Services 0.8%
Citizens Communications	23,000		343,850
Windstream	22,100		324,649
			668,499
Energy Equipment and Services 1.5%
Halliburton	13,300		422,142
Tidewater	9,000		527,220
Weatherford International*	8,000		360,800
			1,310,162

Food and Staples Retailing 2.5%
Costco Wholesale	8,800		473,792
CVS/Caremark	25,500		870,570
Rite Aid*	143,300		826,841
			2,171,203
Food Products 1.6%
Archer Daniels Midland	9,600		352,320
Dean Foods*	14,600		682,404
Hershey	6,700		366,222
			1,400,946
Health Care Equipment and Supplies 0.5%
Boston Scientific*	31,800		462,372

Health Care Providers and Services 0.6%
Aetna	11,200		490,448

Hotels, Restaurants and Leisure 0.7%
Las Vegas Sands*	3,100		268,491
Starbucks*	9,700		304,192
			572,683
Industrial Conglomerates 2.6%
3M	10,300		787,229
General Electric	42,540		1,504,214
			2,291,443
Insurance 1.6%
American International Group	9,500		638,590
Hartford Financial Services Group	7,700		735,966
			1,374,556
Internet Software and Services 0.8%
Google (Class A)*	1,100		503,976
Yahoo!*	6,500		203,385
			707,361
IT Services 0.6%
Amdocs*	13,900		507,072

Machinery 0.6%
Caterpillar	7,500		502,725

Media 0.3%
Regal Entertainment Group (Class A)	15,100		300,037

Metals and Mining 1.7%
Alcoa	10,400		352,560
Barrick Gold	15,200		433,960
Freeport-McMoRan Copper & Gold (Class B)	10,100		668,519
			1,455,039
Multi-Utilities 1.0%
Ameren	7,600		382,280
KeySpan	12,300		506,145
			888,425
Oil, Gas and Consumable Fuels 4.2%
ConocoPhillips	9,700		662,995
El Paso	49,000		709,030
Exxon Mobil	22,110		1,668,200
Murphy Oil	11,020		588,468
			3,628,693
Pharmaceuticals 3.4%
Bristol-Myers Squibb	29,400		816,144
Pfizer	50,658		1,279,621
Wyeth	16,720		836,502
			2,932,267
Road and Rail 0.4%
Avis Budget Group	12,140		331,665

Semiconductors and Semiconductor Equipment 1.0%
Broadcom (Class A)*	7,100		227,697
KLA-Tencor	6,900		367,908
Texas Instruments	8,900		267,890
			863,495

Software 1.4%
Adobe Systems*	8,500		354,450
BEA Systems*	32,300		374,357
Electronic Arts*	9,300		468,348
			1,197,155
Specialty Retail 2.5%
Best Buy	15,800		769,776
Foot Locker	38,000		894,900
Urban Outfitters*	17,600		466,576
			2,131,252
Thrifts and Mortgage Finance 1.0%
Countrywide Financial	6,800		228,752
Washington Mutual	15,400		621,852
			850,604
Tobacco 3.1%
Altria Group	27,765		2,438,045
Altria Group (when-issued)	3,600		237,204
			2,675,249
Wireless Telecommunication Services 0.6%
Sprint Nextel	29,900		566,904

Total Common Stocks and Warrants			50,651,218

Corporate Bonds 12.1%
Aerospace and Defense 0.1%
Honeywell International 5.3%, 3/15/2017	$80,000		79,236

Air Freight and Logistics 0.3%
FedEx 5.5%, 8/15/2009	220,000		221,801

Automobiles 0.4%
Daimlerchrysler North America 4.875%, 6/15/2010	140,000		138,681
General Motors 8.375%, 7/15/2033	200,000		180,500
			319,181
Beverages 0.1%
Anheuser-Busch 5.6%, 3/1/2017	80,000		80,686

Capital Markets 0.8%
Ameriprise Financial:
5.35%, 11/15/2010	140,000		141,334
7.518%, 6/1/2066#	110,000		118,925
Bear Stearns 5.35%, 2/1/2012	75,000		75,226
Lehman Brothers Holdings 5.75%, 5/17/2013	160,000		163,669
Morgan Stanley 5.45%, 1/9/2017	185,000		182,297
			681,451
Chemicals 0.4%
Mosaic 7.625% 12/1/2016†	50,000		53,000
Nova Chemicals 8.502%, 11/15/2013#	200,000		200,000
Praxair 5.375%, 11/1/2016	115,000		115,422
			368,422
Commercial Banks 0.4%
Corporacion Andina de Fomento 5.75%, 1/12/2017	110,000		110,724
KeyCorp 5.528%, 6/2/2008#	120,000	##	120,315
Suntrust Preferred Capital I 5.853%, 12/15/2011#	75,000		76,127
Wachovia 5.7%, 8/1/2013	70,000		71,992
			379,158
Commercial Services and Supplies 0.0%
Cintas Corporation No. 2 6.15%, 8/15/2036	30,000		30,345

Computers and Peripherals 0.1%
Hewlett-Packard 5.4%, 3/1/2017	70,000		69,704

Consumer Finance 0.4%
Nissan Motor Acceptance 5.625%, 3/14/2011†	295,000		297,087

Containers and Packaging 0.3%
Berry Plastics Holding 8.875%, 9/15/2014	200,000		205,500
Jefferson Smurfit 8.25%, 10/1/2012	50,000		50,250
			255,750
Diversified Financial Services 0.2%
CIT Group:
5.41%, 3/12/2009#	80,000	##	79,963
5.65%, 2/13/2017	85,000		84,112
JPMorgan Chase 5.875%, 3/15/2035	15,000		15,267
			179,342
Diversified Telecommunication Services 1.0%
AT&T 5.46%, 2/5/2010#	160,000		160,226
BellSouth 5.2%, 9/15/2014	125,000		123,066
Level 3 Financing 9.15%, 2/15/2015#†	250,000		253,125
Qwest 7.5%, 10/1/2014	50,000		53,000
Qwest Communications 8.86%, 2/15/2009#	200,000		203,000
Sprint Capital 8.75%, 3/15/2032	30,000		35,484
			827,901
Electric Utilities 0.9%
Carolina Power & Light 5.25%, 12/15/2015	255,000		251,917
FPL Group Capital 6.35%, 10/1/2066#	50,000		50,478
Indiana Michigan Power Company 6.05%, 3/15/2037	110,000		108,706
MidAmerican Energy Holdings 6.125%, 4/1/2036	100,000		100,121
Pacific Gas & Electric 5.8%, 3/1/2037	60,000		58,046
Southern 5.3%, 1/15/2012	155,000		156,196
			725,464
Food and Staples Retailing 0.1%
Costco Wholesale 5.3%, 3/15/2012	80,000		80,665

Food Products 0.2%
Smithfield Foods 7%, 8/1/2011	140,000		142,625

Health Care Providers and Services 0.5%
CIGNA 5.375%, 3/15/2017	60,000		59,104
Fresenius Medical Care Capital Trust 7.875%, 6/15/2011	140,000		147,700
HealthSouth 11.354%, 6/15/2014#†	200,000		217,000
			423,804
Industrial Conglomerates 0.2%
General Electric Capital 5.375%, 10/20/2016	135,000		135,084

Insurance 0.2%
AXA 6.463%, 12/31/2049#†	110,000		107,853
Hartford Financial Services Group 5.375%, 3/15/2017	80,000		79,185
			187,038
IT Services 0.3%
iPayment 9.75%, 5/15/2014	250,000		257,500

Media 0.6%
Cablevision Systems 9.82%, 4/1/2009#	200,000		213,000
Comcast 6.45%, 3/15/2037	60,000		60,267
Time Warner 6.5%, 11/15/2036	55,000		55,024
XM Satellite Radio 9.86%, 5/1/2013#	200,000		199,000
			527,291
Metals and Mining 0.1%
Vale Overseas 6.25%, 1/23/2017	115,000		117,755

Multi-Utilities 0.3%
CenterPoint Energy 5.95%, 2/1/2017	150,000		150,261
Dominion Resources 5.6%, 11/15/2016	110,000		109,629
			259,890
Office Electronics 0.3%
Xerox 6.4%, 3/15/2016	285,000		294,555

Oil, Gas and Consumable Fuels 0.9%
Amerada Hess 7.125%, 3/15/2033	55,000		59,681
Canadian Natural Resources:
5.7%, 5/15/2017	120,000		119,673
6.5%, 2/15/2037	80,000		81,417
Chesapeake Energy 7.625%, 7/15/2013	75,000		74,437
Peabody Energy 6.875%, 3/15/2013	140,000		143,150
Pemex Project Funding 8%, 11/15/2011	200,000		221,500
Plains All American Pipeline 6.65%, 1/15/2037†	95,000		96,893
			796,751
Paper and Forest Products 0.2%
Bowater 8.355%, 3/15/2010#	200,000		201,500

Pharmaceuticals 0.1%
Wyeth 5.95%, 4/1/2037	60,000		59,295
Real Estate Investment Trusts 0.7%
BRE Properties 5.5%, 3/15/2017	70,000		69,457
Health Care Properties 6%, 1/30/2017	110,000		110,565
iStar Financial:
5.5%, 6/15/2012	145,000		144,499
5.95%, 10/15/2013	100,000		101,356
Prologis Trust 5.625%, 11/15/2016	110,000		111,037
Simon Property Group 5.25%, 12/1/2016	75,000		73,522
			610,436
Real Estate Management and Development 0.1%
AMB Property 5.9%, 8/15/2013	100,000		102,669

Road and Rail 0.3%
Avis Budget Car Rental 7.86%, 5/15/2014#†	250,000		256,250

Semiconductors and Semiconductor Equipment 0.1%
Freescale Semiconductor 10.125%, 12/15/2016†	100,000		100,750

Specialty Retail 0.2%
GameStop 9.224%, 10/1/2011#	200,000		207,500

Textiles, Apparel and Luxury Goods 0.2%
Levi Strauss 9.28%, 4/1/2012	200,000		204,000

Thrifts and Mortgage Finance 0.6%
Countrywide Funding 5.625%, 7/15/2009	265,000		266,307
Residential Capital:
5.84%, 6/9/2008#	100,000	##	99,026
6.375%, 6/30/2010	60,000		60,027
6.875%, 6/30/2015	100,000		101,049
			526,409
Trading Companies and Distributors 0.1%
GATX Financial 5.5%, 2/15/2012	95,000		95,283

Wireless Telecommunication Services 0.4%
Rogers Wireless 7.25%, 12/15/2012	140,000		150,325
Vodafone Group 5.625%, 2/27/2017	155,000		153,947
			304,272

Total Corporate Bonds			10,406,850

US Government and Government Agency Securities 9.1%
US Government Securities 3.3%
US Treasury Bonds:
8.125%, 8/15/2021	60,000		79,865
5.375%, 2/15/2031	550,000		586,524
4.5%, 2/15/2036	431,000		406,487
US Treasury Inflation-Protected Securities:
2%, 1/15/2016	178,437		175,739
2.375%, 1/15/2017	50,177		50,935
US Treasury Notes:
4.75%, 2/28/2009	85,000		85,226
4.75%, 1/31/2012	1,055,000		1,064,521
4.625%, 2/29/2012	285,000		286,147
4.25%, 11/15/2014	60,000		58,594
4.625% 2/15/2017	75,000		74,871
			2,868,909
Government Agency Securitiesø 1.6%
Fannie Mae:
5.4%, 4/13/2009	200,000	##	200,003
5.5%, 10/15/2011	190,000		191,330
Freddie Mac:
4.5%, 7/15/2013	120,000		117,570
5.5%, 7/18/2016	100,000		103,845
5.2%, 3/5/2019	745,000		732,062
			1,344,810

Government Agency Mortgage-Backed Securities††ø 4.2%
Fannie Mae:
7%, 7/1/2008	15,925		16,050
7%, 2/1/2012	12,124		12,219
8.5%, 9/1/2015	41,288		44,109
6.5%, 5/1/2017	72,761		74,562
5.5%, 2/1/2018	118,787		119,366
5.5%, 11/1/2020	76,296		76,532
4.5%, 12/1/2020#	215,314		208,799
5.45%, 8/25/2035	230,000		229,245
5.5%, 10/1/2035	236,297		234,140
5.352%, 4/1/2036#	194,225		194,761
6.08%, 4/1/2036#	305,492		310,997
6%, 6/1/2036	276,895		279,039
5.995%, 8/1/2036#	221,007		224,322
6.112%, 8/1/2036#	297,485		303,063
6%, 9/1/2036#	185,633		187,071
5.5%, TBA 4/2007	355,000		351,339
Freddie Mac Gold:
6%, 11/1/2010	50,364		51,129
8%, 12/1/2023	56,081		59,200
6.18%, 8/1/2036	271,140		275,289
6.135%, 12/1/2036#	218,995		222,339
5%, TBA 4/2007	120,000		118,350
			3,591,921

Total US Government and Government Agency Securities			7,805,640

Preferred Stocks 8.3%
Capital Markets 1.9%
Bear Stearns:
Series E 6.15%	6,200	shs.	322,400
Series F 5.72%	6,400		327,648
Series G 5.49%	6,800		340,680
Lehman Brothers Holdings:
Series D 5.67%	6,500		326,625
Series F 6.5%	12,500		327,750
			1,645,103
Chemicals 0.7%
E. I. du Pont de Nemours:
Series A $3.50	4,300		305,300
Series B $4.50	3,500		306,250
			611,550
Commercial Banks 0.4%
HSBC USA (Series F) 5.28%#	13,100		339,290
Diversified Financial Services 1.4%
Citigroup:
Series F 6.365%	6,200		313,162
Series G 6.213%	6,300		319,095
Series H 6.231%	6,100		312,930
Series M 5.864%	6,200		315,580
			1,260,767
Electric Utilities 0.4%
Pacific Gas & Electric (Series A) 6%	12,400		322,400

Multi-Utilities 0.4%
Consolidated Edison (Series A) $5.00	3,500		330,925

Thrifts and Mortgage Finance 3.1%
Fannie Mae:
Series H 5.81%	6,600		328,152
Series L 5.125%	7,500		364,875
Series M 4.75%	8,100		366,606
Freddie Mac:
Series F 5%	7,700		354,970
Series K 5.79%	6,100		298,839
Series O 5.81%	6,200		323,640
Series P 6%	6,200		313,100
Series R 5.7%	6,700		337,580
			2,687,762

Total Preferred Stocks			7,197,797

Options Purchased* 2.3%
Beverages 0.0%
Coca-Cola Enterprises, Call expiring January 2008 at $15	5,400		30,780

Capital Markets 0.1%
Bear Stearns, Call expiring January 2008 at $150	2,300		40,480

Communications Equipment 0.3%
Comverse Technology, Call expiring January 2008 at $20	50,700		190,125
QUALCOMM, Call expiring January 2009 at $40	8,300		84,162
			274,287
Computers and Peripherals 0.2%
Dell, Call expiring January 2008 at $25	10,500		19,740
Palm, Call expiring January 2008 at $17.50	49,800		124,500
			144,240
Consumer Finance 0.1%
Capital One Financial, Call expiring January 2008 at $80	13,500		85,050

Energy Equipment and Services 0.1%
Oil Service HOLDRS Trust, Call expiring January 2008 at $140	4,200		83,916

Food Products 0.1%
Dean Foods Put expiring April 2007 at $50	14,600		49,640
Kraft Foods, Put expiring June 2007 at $35	13,300		47,880
			97,520
Health Care Equipment and Supplies 0.1%
Boston Scientific, Call expiring January 2009 at $20	32,800		50,840

Health Care Providers and Services 0.1%
Aetna, Call expiring January 2008 at $42.50	8,700		48,720

Internet Software and Services 0.1%
Yahoo!, Call expiring January 2009 at $30	18,400		124,752

Machinery 0.1%
Caterpillar, Call expiring January 2009 at $80	11,300		62,150

Metals and Mining 0.0%
Alcoa, Call expiring January 2008 at $35	12,500		36,875

Oil, Gas and Consumable Fuels 0.1%
Murphy Oil, Call expriring January 2008 at $50	6,800		51,680

Paper and Forest Products 0.1%
International Paper, Call expiring January 2009 at $40	13,900		44,480

Pharmaceuticals 0.1%
Bristol-Myers Squibb, Call expiring September 2007 at $27.50	63,900		124,605

Semiconductors and Semiconductor Equipment 0.1%
Intel, Call expiring January 2009 at $20	11,700		32,058
Marvell Technology Group, Call expiring January 2009 at $20	12,300		38,130
Maxim Integrated Products, Call expiring January 2008 at $35	9,700		15,520
			85,708
Software 0.0%
Business Objects, Call expiring April 2007 at $40	7,200		1,440

Specialty Retail 0.0%
Foot Locker, Call expiring January, 2008 at $25	19,300		33,775

Thrifts and Mortgage Finance 0.0%
Countrywide Financial, Call expiring January 2008 at $37.50	8,100		28,755
Countrywide Financial, Call expiring January 2009 at $37.50	400		2,280
			31,035
Tobacco 0.5%
Altria Group, Call expiring January 2008 at $80	16,000		180,800
Altria Group, Call expiring January 2008 at $85	28,300		217,910
			398,710
Wireless Telecommunication Services 0.1%
Sprint Nextel, Call expiring January 2009 at $20	38,000		112,100

Total Options Purchased			1,963,143

Collateralized Mortgage Obligations†† 1.1%
Bank of America Mortgage Securities 3.662%, 7/25/2034#	$121,363		120,948
Indymac Index Mortgage Loan Trust 6.208%, 3/25/2036#	280,570		285,876
Structured Asset Securities 4.04%, 6/25/2033#	281,188		272,677
Wells Fargo 4.738%, 7/25/2034#	275,966		270,396

Total Collateralized Mortgage Obligations			949,897

Asset-Backed Securities†† 0.4%
Centex Home Equity 7.37%, 12/25/2032#	213,967	##	214,295
Equifirst Mortgage Loan Trust 3.51%, 12/25/2032	177,707		172,071

Total Asset-Backed Securities			386,366

Short-Term Holdings 8.9%
Equity-Linked Notes #### 7.1%
Deutsche Bank:
19.85%, 8/6/2007(1)(a)	334,382		342,915
34.9%, 8/23/2007(1)(b)	478,000		452,747
30.1%, 9/5/2007(1)(c)	239,000		225,465
Goldman Sachs Group:
8.25%, 7/27/2007(1)(d)	307,982		349,353
13.75%, 8/2/2007(1)(e)	361,695		348,068
33%, 8/6/2007(1)(f)	469,600		464,387
34.8%, 8/9/2007(1)(g)	434,500		423,855
30.8%, 9/4/2007(1)(h)	477,600		448,562
9.8%, 9/27/2007(1)(i)	306,427		313,052
Merrill Lynch 30%, 10/3/2007(1)(j)	472,000		447,569
Morgan Stanley:
8.08%, 5/1/2007(1)(d)	329,535		384,138
31.9%, 8/23/2007(2)(m)	478,000		440,391
10.25%, 8/25/2007(1)(k)	501,022		557,751
30%, 8/31/2007(1)(l)	478,000		442,762
35.3%, 9/6/2007(2)(n)	239,000		219,541
30.35%, 9/6/2007(2)(o)	239,000		219,985

Total Equity-Linked Notes			6,080,541

Repurchase Agreement 1.6%
State Street Bank 4.65%, dated 3/30/ 2007,maturing 4/2/2007, in the amount of $1,352,524, collateralized by: $1,395,000 US Treasury Bills 4.375%, 1/31/2008 with a fair market value of $1,396,744	1,352,000		1,352,000

US Government Securities 0.2%
US Treasury Bills 3.625%, 4/30/2007	210,000	###	209,760

Total Short-Term Holdings			7,642,301

Total Investments 100.9%			87,003,212

Other Assets Less Liabilities (0.9)%			(784,846)

Net Assets 100.0%			$86,218,366

Schedule of Options Written

Call Options Written*
Las Vegas Sands, expiring April 2007 at $90	2,100	shs.	(10,500)
Ligand Pharmaceuticals (Class B), expiring April 2007 at $10	31,600		(17,380)

Total Options Written			$(27,880)

____________
*	Non-income producing security.
ADR -	American Depositary Receipts.
TBA -	To be announced.
†	The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
††
Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these instruments.

Ø	Securities issued by these agencies are neither guaranteed nor issued by the United States Government.
#	Floating rate security, the interest rate is reset periodically. The interest rate disclosed reflects the rate in effect at March 31, 2007.
##	All or part of the security is held as collateral for TBA securities. As of March 31, 2007, the value of securities held as collateral was $713,602.
###	All or part of the security is held as collateral for options written. As of March 31, 2007, the value of securities held as collateral was $209,760.
####
The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933. These notes are exchangeable at maturity, based on the terms of the respective notes, for shares of common stock of a company or cash at a maturity value which is generally determined as follows:

(1)
The principal amount of the notes plus or minus the lesser of A) the lowest return of the company's or companies' respective stock prices determined at maturity from the date of purchase of the notes, or B) the percent limit indicated below in parentheses:

(a)	SanDisk (+10%)
(b)	Amdocs, Boston Scientific and Palm (+10%)
(c)	Alcatel-Lucent, BEA Systems and Best Buy (+5%)
(d)	Yahoo! (+20%)
(e)	Marvell Technology Group (+20%)
(f)	Motorola, SanDisk and Yahoo! (+10%)
(g)	KLA-Tencor, Peabody Energy and Urban Outfitters (+10%)
(h)	BEA Systems, Sprint Nextel and Weatherford International (+10%)
(i)	Seagate Technology (+20%)
(j)	Archer Daniels Midland, Countrywide Financial and Foot Locker (+10%)
(k)	eBay (+20%)
(l)	Coldwater Creek, Comverse Technology and Halliburton (+10%)

(2)
A) If the stock price of any of the companies falls 20% or more at any time during the period from the date of purchase of the notes to maturity, the lesser of i) the principal amount of the notes, or ii) the principal amount of the notes plus or minus the lowest return of the companies' respective stock prices determined at maturity from the date of purchase of the notes; or otherwise B) the principal amount of the notes:

(m)	Advanced Micro Devices, Alcoa and Bristol-Myers Squibb
(n)	Broadcom, Herbalife and Rite Aid
(o)	Corning, Las Vegas Sands and Smurfit-Stone Container

The cost of investments for federal income tax purposes was $84,785,166. The tax basis gross appreciation and depreciation of portfolio securities were $4,095,400 and $1,877,354, respectively. Net appreciation was $2,218,046.

Security Valuation Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Fixed income securities not listed on an exchange or security market are valued by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Fund) based on quotations provided by primary market makers in such securities. Equity securities not listed on an exchange or security market, or equity securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by the Manager based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Fund's Manager believes it approximates fair value.

ITEM 2.	CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN INCOME AND GROWTH FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	May 25, 2007

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	May 25, 2007

SELIGMAN INCOME AND GROWTH FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.